LIQUIDITY AND GOING CONCERN	6 Months Ended	12 Months Ended
	Aug. 31, 2020	Feb. 29, 2020
LIQUIDITY AND GOING CONCERN
LIQUIDITY AND GOING CONCERN

NOTE 2. LIQUIDITY AND GOING CONCERN

As of August 31, 2020, the Company had $15,539 in its operating bank accounts, $34,439,933 in securities held in the Trust Account to be used for a Business Combination or to repurchase or redeem the Public Shares in connection therewith and a working capital deficit of $698,330. As of August 31, 2020, approximately $1,118,000 of the amount on deposit in the Trust Account represented interest income, which is available to pay the Company’s tax obligations, if any.

Until the consummation of a Business Combination, the Company will be using the funds not held in the Trust Account primarily to identify and evaluate prospective acquisition candidates, perform business due diligence on prospective target businesses, travel to and from the offices, plants or similar locations of prospective target businesses, review corporate documents and material agreements of prospective target businesses, select the target business to acquire and structure, negotiate and complete a Business Combination.

On February 10, 2020, the Company issued the Sponsor a convertible promissory note, pursuant to which the Company borrowed an aggregate amount of $750,000. Of such amount, $567,182 was used to fund the extension loan into the Trust Account and the balance was used to finance transaction costs in connection with a Business Combination. During the six months ended August 31, 2020, the Company issued the Sponsor additional convertible promissory notes, pursuant to which the Company borrowed an aggregate amount of $675,000. Of such amount, $421,672 was used to fund the extension loans into the Trust Account and the balance was used to finance transaction costs in connection with a Business Combination. The loans are non-interest bearing and due upon the earlier of (i) the consummation of a Business Combination and (ii) the date of the winding up of the Company (see Note 6). The loans are convertible into units at a purchase price of $10.00 per unit. The units would be identical to the Private Units.

On September 24, 2020, the Company issued the Sponsor another convertible promissory note, pursuant to which the Company borrowed an  aggregate amount of $350,000. Of such amount, $105,084 was used to fund the extension loan into the Trust Account and the balance will be used to finance transaction costs in connection with a Business Combination. The loan is non-interest bearing and due upon the earlier of (i) the consummation of a Business Combination and (ii) the date of the winding up of the Company (see Note 6). The loans are convertible into units at a purchase price of $10.00 per unit; conversions greater than $75,000 are subject to shareholder approval. The units would be identical to the Private Units.

The Company will need to raise additional capital through loans or additional investments from its Sponsor, an affiliate of the Sponsor, or the Company’s officer and directors. The Company’s Sponsor, an affiliate of the Sponsor, or the Company’s officer and directors may, but are not obligated to, loan the Company funds as may be required. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, suspending the pursuit of a potential transaction. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. These conditions raise substantial doubt about the Company’s ability to continue as a going concern through December 28, 2020, which is the date the Company is required to cease all operations except for the purpose of winding up if it has not completed a Business Combination. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 2. LIQUIDITY AND GOING CONCERN

As of February 29, 2020, the Company had $69,276 in its operating bank accounts, $60,882,949 in securities held in the Trust Account to be used for a Business Combination or to repurchase or redeem its Public Shares in connection therewith and working capital deficit of $160,793. As of February 29, 2020, approximately $1,879,000 of the amount on deposit in the Trust Account represented interest income, which is available to pay the Company’s tax obligations , if any.

Until the consummation of a Business Combination, the Company will be using the funds not held in the Trust Account primarily to identify and evaluate prospective acquisition candidates, perform business due diligence on prospective target businesses, travel to and from the offices, plants or similar locations of prospective target businesses, review corporate documents and material agreements of prospective target businesses, select the target business to acquire and structure, negotiate and complete a Business Combination.

On February 10, 2020, the Company issued the Sponsor a convertible promissory note, pursuant to which the Company borrowed an aggregate amount of $750,000. Of such amount, $567,182 used to fund the extension loan into the Trust Account and the balance will be used to finance transaction costs in connection with a Business Combination. The loan is non-interest bearing and due to be paid upon the earlier of (i) the consummation of a Business Combination and (ii) the date of the winding up of the Company (see Note 6). The loan is convertible into units at a purchase price of $10.00 per unit. The units would be identical to the Private Units. As of February 29, 2020, there was $750,000 outstanding under the convertible promissory note.

The Company will need to raise additional capital through loans or additional investments from its Sponsor, an affiliate of the Sponsor, or the Company’s officer and directors. The Company’s Sponsor, an affiliate of the Sponsor, or the Company’s officer and directors may, but are not obligated to, loan the Company funds as may be required. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, suspending the pursuit of a potential transaction. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. These conditions raise substantial doubt about the Company’s ability to continue as a going concern  through May 26, 2020, which is the date the Company is required to cease all operations except for the purpose of winding up if it has not completed a Business Combination. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.